Summary of Significant Accounting Policies (details) - Key Assumptions	12 Months Ended
Dec. 31, 2013
Prime [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	4.00%
Percentage of remaining pool liquidated due to defaults	1.00%
Loss severity	30.00%
Prime [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	34.00%
Percentage of remaining pool liquidated due to defaults	45.00%
Loss severity	60.00%
Alt-A [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	0.00%
Percentage of remaining pool liquidated due to defaults	19.00%
Loss severity	50.00%
Alt-A [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	15.00%
Percentage of remaining pool liquidated due to defaults	69.00%
Loss severity	75.00%
Sub-Prime [Member] | Minimum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	1.00%
Percentage of remaining pool liquidated due to defaults	23.00%
Loss severity	65.00%
Sub-Prime [Member] | Maxiumum [Member]
Key assumptions used in estimation of present value of structured fixed maturity securities
Voluntary prepayment rates	9.00%
Percentage of remaining pool liquidated due to defaults	74.00%
Loss severity	100.00%